LOANS, FINANCING AND DEBENTURES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LOANS, FINANCING AND DEBENTURES
Financial Charges	R$ 1,640,901	R$ 1,664,942
Principal	9,689,946	5,859,828
Current	11,330,847	7,524,770
Non-Current	49,449,443	51,581,752
Total loans, financing and debentures	60,780,290	59,106,522
National Currency
LOANS, FINANCING AND DEBENTURES
Total loans, financing and debentures	53,880,450	51,564,714
Capital market
LOANS, FINANCING AND DEBENTURES
Total loans, financing and debentures	R$ 27,074,612	21,990,407
Capital market | Minimum
LOANS, FINANCING AND DEBENTURES
Annual rate	3.58%
Capital market | Maximum
LOANS, FINANCING AND DEBENTURES
Annual rate	16.24%
Development banks
LOANS, FINANCING AND DEBENTURES
Total loans, financing and debentures	R$ 16,735,742	15,386,133
Development banks | Minimum
LOANS, FINANCING AND DEBENTURES
Annual rate	2.49%
Development banks | Maximum
LOANS, FINANCING AND DEBENTURES
Annual rate	11.55%
Banking market
LOANS, FINANCING AND DEBENTURES
Total loans, financing and debentures	R$ 5,103,955	5,738,125
Banking market | Minimum
LOANS, FINANCING AND DEBENTURES
Annual rate	2.94%
Banking market | Maximum
LOANS, FINANCING AND DEBENTURES
Annual rate	17.02%
Sector funds
LOANS, FINANCING AND DEBENTURES
Total loans, financing and debentures	R$ 1,319,921	1,035,420
Sector funds | Minimum
LOANS, FINANCING AND DEBENTURES
Annual rate	5.00%
Sector funds | Maximum
LOANS, FINANCING AND DEBENTURES
Annual rate	5.00%
Other Institutions
LOANS, FINANCING AND DEBENTURES
Total loans, financing and debentures	R$ 3,646,220	7,414,629
Other Institutions | Minimum
LOANS, FINANCING AND DEBENTURES
Annual rate	5.42%
Other Institutions | Maximum
LOANS, FINANCING AND DEBENTURES
Annual rate	14.82%
Foreign Currency
LOANS, FINANCING AND DEBENTURES
Total loans, financing and debentures	R$ 6,899,840	7,541,808
Capital market
LOANS, FINANCING AND DEBENTURES
Total loans, financing and debentures	R$ 6,246,018	6,553,517
Capital market | Minimum
LOANS, FINANCING AND DEBENTURES
Annual rate	3.63%
Capital market | Maximum
LOANS, FINANCING AND DEBENTURES
Annual rate	4.63%
Investment banks
LOANS, FINANCING AND DEBENTURES
Total loans, financing and debentures	R$ 419,170	R$ 988,291
Investment banks | Minimum
LOANS, FINANCING AND DEBENTURES
Annual rate	2.00%
Investment banks | Maximum
LOANS, FINANCING AND DEBENTURES
Annual rate	4.02%
Banking market
LOANS, FINANCING AND DEBENTURES
Total loans, financing and debentures	R$ 234,652
Banking market | Minimum
LOANS, FINANCING AND DEBENTURES
Annual rate	6.60%
Banking market | Maximum
LOANS, FINANCING AND DEBENTURES
Annual rate	6.60%